SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset		$ 1,448	$ 1,180
Current portion	$ 209	280	158
Non-current portion	$ 1,049	1,406	1,395
Total		$ 1,686	$ 1,553